Advances from stockholder	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Advances from stockholder	Note 6 – Advances from stockholder At June 30, 2015 the Company had advances from its majority stockholder of $114,300. These advances are non-interest bearing and payable upon demand.